Other Comprehensive Income, Cumulative OCI Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment securities:
Cumulative other comprehensive income (loss), Investment securities, beginning balance	$ 1,813	$ 4,926	$ 2,338
Net unrealized gains (losses) arising during the period	(2,156)	(2,081)	3,315
Amounts reclassified from accumulated other comprehensive income	(773)	(958)	(954)
Net change, Net of tax	(2,929)	(3,039)	2,361
Less: Other comprehensive income (loss) from noncontrolling interests	(17)	74	(227)
Cumulative other comprehensive income (loss), Investment securities, ending balance	(1,099)	1,813	4,926
Derivatives and hedging activities:
Cumulative other comprehensive income, Derivatives and hedging activities, beginning balance	620	333	80
Net unrealized gains arising during the period	110	965	593
Amounts reclassified from accumulated other comprehensive income	(641)	(678)	(340)
Net change, Net of tax	(531)	287	253
Less: Other comprehensive income from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Derivatives and hedging activities, ending balance	89	620	333
Defined benefit plans adjustments:
Cumulative other comprehensive loss, Defined benefit plans adjustment, beginning balance	(1,951)	(1,703)	(1,053)
Net unrealized losses arising during the period	(92)	(319)	(696)
Amounts reclassified from accumulated other comprehensive income	100	71	46
Net change, Net of tax	8	(248)	(650)
Less: Other comprehensive income from noncontrolling interests	0	0	0
Cumulative other comprehensive loss, Defined benefit plans adjustment, ending balance	(1,943)	(1,951)	(1,703)
Foreign currency translation adjustments:
Cumulative other comprehensive income (loss), Foreign currency translation adjustments, beginning balance	(185)	(38)	21
Net unrealized gains (losses) arising during the period	1	(149)	(65)
Amounts reclassified from accumulated other comprehensive income	0	(5)	6
Net change, Net of tax	1	(154)	(59)
Less: Other comprehensive loss from noncontrolling interests	0	(7)	0
Cumulative other comprehensive income (loss), Foreign currency translation adjustments, ending balance	(184)	(185)	(38)
Cumulative other comprehensive income (loss), Beginning Balance	297	3,518	1,386
Net unrealized gains (losses) arising during the period	(2,137)	(1,584)	3,147
Amounts reclassified from accumulated other comprehensive income	(1,314)	(1,570)	(1,242)
Other comprehensive income (loss), net of tax	(3,451)	(3,154)	1,905
Less: Other comprehensive income (loss) from noncontrolling interests	(17)	67	(227)
Cumulative other comprehensive income (loss), Ending Balance	$ (3,137)	$ 297	$ 3,518